UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07326

Gabelli Investor Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli ABC Fund
Semiannual Report — June 30, 2012

Morningstar® rated The Gabelli ABC Fund Class AAA Shares 4 stars overall, 5 stars for the five year period, 4 stars for the ten year period, and 1 star for the three year period ended June 30, 2012 among 678, 598, 430, and 678 Mid-Cap Growth funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the six months ended June 30, 2012, the net asset value (“NAV”) per Class AAA Share of The Gabelli ABC Fund increased 2.2% compared with the increase of 9.5% for the Standard & Poor’s (“S&P”) 500 Index. The performance of the 3 Month U.S. Treasury Bill Index was 0.04%. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)					Since Inception 5/14/93
	Six Months	1 Year	5 Year	10 Year
AAA Shares (GABCX)	2.15%	0.56%	2.61%	4.20%	6.42%
Advisor Shares (GADVX)	1.96	0.14	2.32	4.06	6.35
S&P 500 Index	9.49	5.45	0.22	5.33	8.16	(b)
Lipper U.S. Treasury Money Market Fund Average	0.00	0.01	0.67	1.40	2.76	(b)
3 Month U.S. Treasury Bill Index	0.04	0.05	0.75	1.70	3.08

In the current prospectus dated April 27, 2012, the expense ratios for Class AAA and the Advisor Class Shares are 0.62% and 0.87%, respectively. See page 11 for the expense ratios for the six months ended June 30, 2012. The Fund does not have a sales charge.

(a)   Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Returns would have been lower if certain expenses of the Fund had not been waived or reimbursed from April 1, 2002 through April 30, 2007. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper U.S. Treasury Money Market Fund Average reflects the average performance of mutual funds classified in this particular category. The 3 Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month, that issue is sold and rolled into the outstanding Treasury Bill that matures closest to, but not beyond three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the rebalancing (month end) date. Dividends are considered reinvested except for the 3 Month U.S. Treasury Bill Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)   S&P 500 Index and the Lipper U.S. Treasury Money Market Fund Average since inception performance are as of April 30, 1993.

The Gabelli ABC Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2012 through June 30, 2012	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli ABC Fund
Actual Fund Return
Class AAA	$1,000.00	$1,021.50	0.62%	$3.12
Advisor Class	$1,000.00	$1,019.60	0.87%	$4.37
Hypothetical 5% Return
Class AAA	$1,000.00	$1,021.78	0.62%	$3.12
Advisor Class	$1,000.00	$1,020.54	0.87%	$4.37

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2012:

The Gabelli ABC Fund

Long Positions
U.S. Government Obligations	54.8%
Aerospace	6.7%
Energy and Utilities	6.2%
Business Services	4.7%
Food and Beverage	4.6%
Diversified Industrial	4.6%
Health Care	3.4%
Financial Services	2.0%
Semiconductors	1.9%
Broadcasting	1.7%
Telecommunications	1.4%
Wireless Communications	1.2%
Computer Software and Services	1.0%
Retail	1.0%
Metal and Mining	0.6%
Cable and Satellite	0.5%

Equipment and Supplies	0.5%
Specialty Chemicals	0.5%
Automotive: Parts and Accessories	0.5%
Electronics	0.4%
Consumer Products	0.3%
Entertainment	0.3%
Automotive	0.2%
Hotels and Gaming	0.1%
Consumer Services	0.0%
Real Estate	0.0%
Other Assets and Liabilities (Net)	0.9%

100.0%

Short Positions
Health Care	(0.4)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli ABC Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 43.6%
	Aerospace — 6.7%
44,000	Exelis Inc.	$563,201	$433,840
276,000	Goodrich Corp.	33,501,213	35,024,400
5,880	Kratos Defense & Security Solutions Inc.†	73,307	34,339
200	Micronetics Inc.†	2,913	2,944
2,500	Umeco plc	22,246	21,437

		34,162,880	35,516,960

	Automotive — 0.2%
110,000	Ford Motor Co.	1,288,549	1,054,900

	Automotive: Parts and Accessories — 0.5%
150,000	HUGHES Telematics Inc.†	1,773,435	1,792,500
10,000	Strattec Security Corp.	137,268	210,400
55,000	The Pep Boys - Manny, Moe & Jack	660,192	544,500

		2,570,895	2,547,400

	Broadcasting — 1.7%
165,000	Astral Media Inc., Cl. A	8,004,171	7,915,333
2,500	Astral Media Inc., Cl. B	133,524	131,004
9,000	Cogeco Inc.	175,303	405,225
10,000	Fisher Communications Inc.†	143,186	299,100
787	Granite Broadcasting Corp.†(a)	9,454	4
500	Liberty Media Corp. - Liberty Capital, Cl. A†	5,171	43,955
14,000	LIN TV Corp., Cl. A†	17,294	42,280
6,000	Salem Communications Corp., Cl. A	12,311	32,820

		8,500,414	8,869,721

	Business Services — 4.7%
270,000	Ariba Inc.†	12,108,264	12,085,200
11,500	Ascent Capital Group Inc., Cl. A†	282,607	595,125
24,000	Diebold Inc.	734,631	885,840
498	FleetCor Technologies Inc.†	331	17,450
7,000	Interline Brands Inc.†	175,700	175,490
2,000	Logica plc	3,357	3,320
10,000	Miranda Technologies Inc.†	162,673	166,388
870,000	TNT Express NV	10,808,951	10,172,020
13,000	United Rentals Inc.†	604,370	442,520

		24,880,884	24,543,353

	Cable and Satellite — 0.5%
5,000	AMC Networks Inc., Cl. A†	114,088	177,750
142,000	British Sky Broadcasting Group plc	1,560,922	1,548,965
35,000	Cablevision Systems Corp., Cl. A	487,132	465,150
7,001	DIRECTV, Cl. A†	109,830	341,789
14,900	Knology Inc.†	292,452	293,083

Shares		Cost	Market Value
5,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	$49,150	$14,787

		2,613,574	2,841,524

	Computer Software and Services — 0.5%
4,000	EasyLink Services International Corp., Cl. A†	28,715	28,960
8,000	eBay Inc.†	242,167	336,080
3,000	eResearchTechnology Inc.†	23,810	23,970
6,000	Fidelity National Information Services Inc.	140,222	204,480
4,000	Mentor Graphics Corp.†	30,351	60,000
4,400	Micro Focus International plc	29,995	36,557
3,000	Quest Software Inc.†	75,159	83,550
3,600	SanDisk Corp.†	32,734	131,328
115,000	Yahoo! Inc.†	2,212,461	1,820,450

		2,815,614	2,725,375

	Consumer Products — 0.3%
29,000	Avon Products Inc.	692,127	470,090
30,000	Harman International Industries Inc.	1,231,397	1,188,000
12,000	Heelys Inc.†	35,555	22,920

		1,959,079	1,681,010

	Consumer Services — 0.0%
1,000	Dollar Thrifty Automotive Group Inc.†	52,663	80,960
3,000	Liberty Interactive Corp., Cl. A†	58,260	53,370

		110,923	134,330

	Diversified Industrial — 4.5%
153,000	Cooper Industries plc	10,744,779	10,431,540
18,000	Fortune Brands Home & Security Inc.†	236,515	400,860
96,000	Handy & Harman Ltd.†	686,687	1,294,080
3,000	Honeywell International Inc.	139,830	167,520
20,000	ITT Corp.	438,330	352,000
30,000	Katy Industries Inc.†	23,298	15,450
3,000	Kaydon Corp.	109,470	64,170
167,583	LeCroy Corp.†	2,379,393	2,389,734
1,000	MOCON Inc.	13,496	15,400
42,000	Myers Industries Inc.	434,152	720,720
264,500	National Patent Development Corp.†	661,250	767,050
130,000	Smiths Group plc	2,482,153	2,066,530
3,000	Texas Industries Inc.	91,505	117,030
90,000	Tyco International Ltd.	3,499,517	4,756,500
2,000	WSP Group plc	13,432	13,563

		21,953,807	23,572,147

	Electronics — 0.4%
500	Aleo Solar AG†	16,389	12,010

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
70,000	Alliance Semiconductor Corp.†	$240,731	$14,700
17,000	Emulex Corp.†	151,229	122,400
2,000	International Rectifier Corp.†	25,798	39,980
100,400	Laird plc	313,490	294,198
12,000	MoSys Inc.†	45,904	38,880
24,000	Pulse Electronics Corp.	102,279	47,280
5,000	Texas Instruments Inc.	135,095	143,450
77,000	Zygo Corp.†	743,230	1,375,220

		1,774,145	2,088,118

	Energy and Utilities — 6.2%
5,000	AGL Resources Inc.	200,700	193,750
3,600	Anadarko Petroleum Corp.	115,854	238,320
300	Apache Corp.	29,073	26,367
58,000	Atlas Energy LP	789,818	1,769,577
7,000	Atlas Resource Partners LP	81,100	189,000
17,000	CE Franklin Ltd.†	207,882	212,160
40,000	Cove Energy plc†	135,462	167,578
30,000	CREDO Petroleum Corp.†	430,561	434,100
50,000	Dart Energy Ltd.†	43,038	9,212
320,000	Dragon Oil plc	1,990,999	2,713,818
50,000	Dynegy Inc.†	237,823	29,250
36,000	Endesa SA	884,679	630,296
4,778	Ensco plc, Cl. A	255,862	224,423
1,500	EXCO Resources Inc.	29,395	11,385
3,200	Exxon Mobil Corp.	182,544	273,824
42,000	GDF Suez†	0	53
29,000	GenOn Energy Inc.†	173,651	49,590
250,000	GenOn Energy Inc., Escrow†(a)	0	0
6,000	GeoResources Inc.†	220,633	219,660
10,000	Great Plains Energy Inc.	137,405	214,100
15,000	Heritage Oil plc†	76,788	28,895
5,500	Hess Corp.	323,937	238,975
3,125	Iberdrola SA	41,594	14,708
20,935	Kinder Morgan Inc.	676,990	674,526
63,000	National Fuel Gas Co.	3,689,521	2,959,740
1,000	Nautical Petroleum plc†	7,224	7,173
200	Newave Energy Holding SA†	11,945	11,642
27,000	NorthWestern Corp.	655,066	990,900
28,000	NRG Energy Inc.†	676,634	486,080
4,000	Occidental Petroleum Corp.	317,214	343,080
1,000	Origin Energy Ltd.	15,738	12,487
65,000	Progress Energy Inc.	2,891,076	3,911,050
64,900	Progress Energy Resources Corp.	1,277,432	1,279,386
292,000	Sunoco Inc.	14,451,120	13,870,000
6,500	Superior Energy Services Inc.†	195,400	131,495
1,000	Venoco Inc.†	10,975	10,010
800	Walter Energy Inc.	50,759	35,328

Shares		Cost	Market Value
95,000	WesternZagros Resources Ltd.†	$350,101	$84,913

		31,865,993	32,696,851

	Entertainment — 0.3%
1,001	Chestnut Hill Ventures†(a)	3,418	65,019
2,000	Discovery Communications Inc., Cl. A†	34,253	108,000
2,000	Discovery Communications Inc., Cl. C†	36,926	100,180
18,000	Electronic Arts Inc.†	295,224	222,300
36,000	Take-Two Interactive Software Inc.†	316,025	340,560
3,000	The Madison Square Garden Co., Cl. A†	46,956	112,320
25,833	Vivendi SA	621,338	478,280

		1,354,140	1,426,659

	Equipment and Supplies — 0.5%
130,000	Elster Group SE, ADR†	2,643,337	2,639,000
500,000	Gerber Scientific Inc., Escrow†(a)	0	5,000
500	SRS Labs Inc.†	4,689	4,500
8,000	The L.S. Starrett Co., Cl. A	87,850	92,560

		2,735,876	2,741,060

	Financial Services — 2.0%
119,000	AllianceBernstein Holding LP	2,754,731	1,510,110
1,500	Argo Group International Holdings Ltd.	39,700	43,905
38,000	Artio Global Investors Inc.	510,781	133,000
6,000	Citigroup Inc.	200,406	164,460
180,000	Delphi Financial Group Inc.†(a)	0	112,500
250,000	Edelman Financial Group Inc.	2,188,811	2,175,000
22,000	H&R Block Inc.	320,718	351,560
60,000	KKR & Co. LP	349,003	773,400
2,200	Leucadia National Corp.	22,128	46,794
4,000	M&T Bank Corp.	340,859	330,280
500	MasterCard Inc., Cl. A	99,816	215,055
4,000	NYSE Euronext	118,913	102,320
15,000	Oritani Financial Corp.	153,087	215,850
22,000	Pacific Capital Bancorp†	999,405	1,006,060
7,000	PNC Financial Services Group Inc.	303,724	427,770
1,000	Provident New York Bancorp	9,076	7,590
105,000	SLM Corp.	1,556,444	1,649,550
4,400	Steel Excel Inc.†	123,187	119,460
49,000	The Charles Schwab Corp.	780,097	633,570
4,200	The Goldman Sachs Group Inc.	506,624	402,612

		11,377,510	10,420,846

	Food and Beverage — 4.6%
17,000	Beam Inc.	780,161	1,062,330
180,000	DE Master Blenders 1753 NV	2,115,588	2,029,613

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
10,000	Grupo Modelo SAB de CV, Cl. C	$88,552	$88,428
36,000	Hillshire Brands Co.	1,139,163	1,043,640
2,000	Ingredion Inc.	42,847	99,040
2,320,000	Parmalat SpA	8,646,465	4,386,333
5,500	Pernod-Ricard SA	425,711	586,472
25,000	Post Holdings Inc.†	652,791	768,750
31,000	Ralcorp Holdings Inc.†	2,200,132	2,068,940
12,201	Remy Cointreau SA	580,470	1,336,829
673,600	Viterra Inc.	10,812,087	10,685,237

		27,483,967	24,155,612

	Health Care — 3.3%
500	Actelion Ltd.†	25,874	20,492
468	Allergan Inc.	27,202	43,323
19,000	Amylin Pharmaceuticals Inc.†	505,620	536,370
4,000	ArthroCare Corp.†	51,808	117,120
1,200	Biogen Idec Inc.†	56,241	173,256
1,000	Bio-Rad Laboratories Inc., Cl. A†	99,940	100,010
30,000	Catalyst Health Solutions Inc.†	2,586,231	2,803,200
60,000	Gen-Probe Inc.†	4,894,686	4,932,000
9,987	Grifols SA, ADR†	70,362	95,874
100,009	Human Genome Sciences Inc.†	1,396,675	1,313,118
6,000	Illumina Inc.†	280,428	242,340
30,000	Indevus Pharmaceuticals Inc., Escrow†(a)	0	33,000
1,000	Lexicon Pharmaceuticals Inc.†	1,640	2,250
500	Mead Johnson Nutrition Co.	12,000	40,255
20,100	Medtox Scientific Inc.†	537,898	541,896
28,000	Merck & Co. Inc.	628,364	1,169,000
2,000	Oridion Systems Ltd.†	44,842	46,252
2,000	ORIGIO A/S†	9,124	9,380
770,000	Q-Med AB, Escrow†(a)	0	0
2,000	Rhoen Klinikum AG	50,089	44,293
240,000	Smith & Nephew plc	2,671,241	2,396,203
10,000	Sun Healthcare Group Inc.†	83,575	83,700
1,000	UCB SA†	25,081	49,696
200,000	WuXi PharmaTech Cayman Inc., ADR†	3,868,563	2,824,000

		17,927,484	17,617,028

	Hotels and Gaming — 0.1%
5,000	Churchill Downs Inc.	206,051	293,950
2,500	Gaylord Entertainment Co.†	97,985	96,400
5,000	MGM Resorts International†	33,612	55,800

		337,648	446,150

	Metals and Mining — 0.6%
20,000	Alcoa Inc.	183,469	175,000
2,200	Allegheny Technologies Inc.	156,046	70,158
20,000	Camino Minerals Corp.†	3,744	1,965
8,000	Commercial Metals Co.	112,417	101,120

Shares		Cost	Market Value
25,000	Extorre Gold Mines Ltd.†	$104,192	$103,379
10,000	Freeport-McMoRan Copper & Gold Inc.	375,452	340,700
10,000	Gold Fields Ltd., ADR	127,423	128,100
1,000	Lundin Mining Corp.†	7,874	4,145
1	Molycorp Inc.†	17	18
36,000	Newmont Mining Corp.	1,971,599	1,746,360
833	NovaCopper Inc.	3,332	1,674
5,000	NovaGold Resources Inc.†	10,960	26,400
7,592	Pan American Silver Corp.	171,451	128,488
12,000	Pilot Gold Inc.†	36,703	12,965
11,000	Vulcan Materials Co.	428,239	436,810

		3,692,918	3,277,282

	Real Estate — 0.0%
500	American Tower Corp.	7,707	34,955
500	ECO Business-Immobilien AG†	3,961	2,721

		11,668	37,676

	Retail — 1.0%
1,000	Aaron’s Inc.†	26,240	28,310
8,500	Casey’s General Stores Inc.	335,112	501,415
125,000	Collective Brands Inc.†	2,650,200	2,677,500
32,000	Denny’s Corp.†	107,320	142,080
30,000	Macy’s Inc.	571,786	1,030,500
15,000	PF Chang’s China Bistro Inc.	772,449	772,050
4,000	Pier 1 Imports Inc.	27,590	65,720
1,000	Saks Inc.†	1,720	10,650

		4,492,417	5,228,225

	Semiconductors — 1.9%
10,125	Lam Research Corp.†	365,489	382,117
2,500	LTX-Credence Corp.†	18,894	16,750
10,000	PLX Technology Inc.†	66,137	63,500
10,000	Ramtron International Corp.†	27,291	30,200
252,700	Standard Microsystems Corp.†	9,189,829	9,322,103

		9,667,640	9,814,670

	Specialty Chemicals — 0.5%
13,000	Georgia Gulf Corp.	388,649	333,710
8,000	International Flavors & Fragrances Inc.	391,399	438,400
13,000	Monsanto Co.	634,819	1,076,140
1,500	SGL Carbon SE	80,421	58,580
26,747	Solutia Inc.	734,963	750,253

		2,230,251	2,657,083

	Telecommunications — 1.4%
37,000	AboveNet Inc.†	2,997,636	3,108,000
300,000	Asia Satellite Telecommunications Holdings Ltd.	683,347	772,627
24,500	BCE Inc.	634,073	1,009,400
40,000	Corning Inc.	499,115	517,200
78,000	Portugal Telecom SGPS SA	833,734	341,040

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
1,000	SureWest Communications	$22,544	$21,070
3,000	Telegroup Inc.†(a)	32	0
4,609	Telephone & Data Systems Inc.	122,724	98,126
4,000	Tii Network Technologies Inc.†	8,260	8,520
6,000	Verizon Communications Inc.	193,532	266,640
46,000	Xylem Inc.	1,369,012	1,157,820

		7,364,009	7,300,443

	Wireless Communications —1.2%
10,000,000	Cable & Wireless Worldwide plc	5,468,573	5,935,693
14,000	Metricom Inc.†	1,680	28
2,000	NII Holdings Inc.†	29,529	20,460
8,100	United States Cellular Corp.†	308,699	312,822
50,000	Winstar Communications Inc.†(a)	2,125	50

		5,810,606	6,269,053

	TOTAL COMMON STOCKS	228,982,891	229,663,476

	PREFERRED STOCKS — 0.0%
	Communications Equipment — 0.0%
	RSL Communications Ltd.
1,000	0.750% Pfd.†(a)(b)(c)	93	0
2,000	0.750% Pfd., Ser. A†(a)	185	0

		278	0

	Home Furnishings — 0.0%
8,000	O’Sullivan Industries Holdings Inc., 12.000% Pfd.†(a)	4,750	0

	Telecommunications — 0.0%
6,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	144,109	249,600

	TOTAL PREFERRED STOCKS	149,137	249,600

	RIGHTS — 0.1%
	Health Care — 0.1%
110,600	Adolor Corp., expire 07/01/19†(a)	0	57,512
135,000	American Medical Alert Corp.†(a) .	0	1,350
10,000	Clinical Data Inc., CVR, expire 04/14/18†(a)	0	9,500
385,000	Sanofi, CVR, expire 12/31/20†	668,700	542,850

	TOTAL RIGHTS	668,700	611,212

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
377	Federal-Mogul Corp., expire 12/27/14†	14,912	19

Shares		Cost	Market Value
	Energy and Utilities — 0.0%
32,000	Kinder Morgan Inc., expire 05/25/17†	$61,383	$69,120

	TOTAL WARRANTS	76,295	69,139

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.6%
	Aerospace — 0.0%
$ 100,000	GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39	75,072	101,875

	Computer Software and Services — 0.5%
2,800,000	SanDisk Corp., Cv., 1.000%, 05/15/13	2,548,241	2,772,000

	Diversified Industrial — 0.1%
200,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14	200,000	235,750

	TOTAL CONVERTIBLE CORPORATE BONDS	2,823,313	3,109,625

	CORPORATE BONDS — 0.0%
	Computer Software and Services — 0.0%
100,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/13†(a)	2,250	2,250

	Energy and Utilities — 0.0%
800,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15	652,450	196,000

	Retail — 0.0%
500,000	The Great Atlantic & Pacific Tea Co. Inc., 5.125%, 06/15/11†	402,273	1,500

	TOTAL CORPORATE BONDS	1,056,973	199,750

	U.S. GOVERNMENT OBLIGATIONS — 54.8%
288,935,000	U.S. Treasury Bills, 0.090% to 0.150%††, 07/19/12 to 12/27/12(d)	288,830,312	288,840,305

	TOTAL INVESTMENTS — 99.1%	$522,587,621	522,743,107

See accompanying notes to financial statements.

The Gabelli ABC Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Principal Amount		Settlement Date	Unrealized Appreciation/ Depreciation
	FORWARD FOREIGN EXCHANGE CONTRACTS — (0.0)%
18,563,910(e)	Deliver Canadian Dollars in exchange for United States Dollars 18,697,043(f)	07/27/12	$(133,133)
14,952,962(g)	Deliver Euros in exchange for United States Dollars 15,189,527(f)	07/27/12	(236,565)

	TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS		(369,698)

Notional Amount		Termination Date
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS —0.0%
$11,910,388	International Power plc(h)	04/19/13	13,387

(1,824,000 Shares)

			Market Value
	SECURITIES SOLD SHORT — (0.4)%
	(Proceeds received $1,805,653)		(1,966,144)

	Other Assets and Liabilities (Net) — 1.3%		6,952,612

	NET ASSETS —100.0%		$527,373,264

Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (0.4)%
	Health Care — (0.4)%
19,818	SXC Health Solutions Corp	$1,805,653	$1,966,144

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2012, the market value of fair valued securities amounted to $286,185 or 0.05% of net assets.

(b)	Illiquid security.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the Rule 144A security had no market value.

(d)	At June 30, 2012, $62,635,000 of the principal amount was pledged as collateral for a security sold short, equity contract for difference swap agreement, and forward foreign exchange contracts.
(e)	Principal amount denoted in Canadian Dollars.
(f)	At June 30, 2012, the Fund had entered into forward foreign exchange contracts with State Street Bank and Trust Co.
(g)	Principal amount denoted in Euros.
(h)	At June 30, 2012, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

See accompanying notes to financial statements.

The Gabelli ABC Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $522,587,621)	$522,743,107
Foreign currency, at value (cost $853,968)	860,325
Cash	4,404,870
Deposit at brokers	1,893,114
Receivable for investments sold	3,622,168
Receivable for Fund shares sold	1,161,201
Dividends and interest receivable	833,161
Unrealized appreciation on swap contracts	13,387
Prepaid expenses	38,180

Total Assets	535,569,513

Liabilities:
Securities sold short, at value (proceeds $1,805,653)	1,966,144
Payable for investments purchased	4,030,793
Payable for Fund shares redeemed	1,403,437
Payable for investment advisory fees	212,606
Payable for distribution fees	62,494
Payable for accounting fees	3,750
Unrealized depreciation on forward foreign exchange contracts	369,698
Other accrued expenses	147,327

Total Liabilities	8,196,249

Net Assets
(applicable to 53,176,140 shares outstanding)	$527,373,264

Net Assets Consist of:
Paid-in capital	$519,085,080
Accumulated net investment income	1,016,265
Accumulated net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	7,630,427
Net unrealized appreciation on investments	155,486
Net unrealized depreciation on securities sold short	(160,491)
Unrealized appreciation on swap contracts	13,387
Net unrealized depreciation on foreign currency translations	(366,890)

Net Assets	$527,373,264

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($218,806,208 ÷ 21,956,481 shares outstanding)	$9.97
Advisor Class:
Net Asset Value, offering, and redemption price per share ($308,567,056 ÷ 31,219,659 shares outstanding)	$9.88

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $127,227)	$2,513,726
Interest	341,194

Total Investment Income	2,854,920

Expenses:
Investment advisory fees	1,287,038
Distribution fees - Advisor Class	365,162
Shareholder services fees	74,076
Custodian fees	54,861
Directors’ fees	47,082
Shareholder communications expenses	42,755
Registration expenses	33,646
Accounting fees	22,500
Legal and audit fees	14,681
Service fee for securities sold short	2,378
Miscellaneous expenses	21,589

Total Expenses	1,965,768

Less:
Custodian fee credits	(984)

Net Expenses	1,964,784

Net Investment Income	890,136

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency:
Net realized gain on investments	8,465,308
Net realized loss on securities sold short	(23,465)
Net realized loss on swap contracts	(432,685)
Net realized gain on foreign currency transactions	1,018,214

Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	9,027,372

Net change in unrealized appreciation/depreciation:
on investments	660,643
on securities sold short	(160,491)
on swap contracts	13,814
on foreign currency translations	(470,734)

Net change in unrealized appreciation/depreciation on investments, securities sold short, swap contracts, and foreign currency translations	43,232

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency	9,070,604

Net Increase in Net Assets Resulting from Operations	$9,960,740

See accompanying notes to financial statements. 9

The Gabelli ABC Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income/(loss)	$890,136	$(271,171)
Net realized gain on investments, securities sold short, swap contracts, and foreign currency transactions	9,027,372	16,049,241
Net change in unrealized appreciation/depreciation on investments, securities sold short, swap contracts, and foreign currency translations	43,232	(8,543,209)

Net Increase in Net Assets Resulting from Operations	9,960,740	7,234,861

Distributions to Shareholders:
Net investment income
Class AAA	—	(1,608,389)
Advisor Class	—	(1,267,068)

	—	(2,875,457)

Net realized gain
Class AAA	—	(4,025,834)
Advisor Class	—	(5,132,991)

	—	(9,158,825)

Total Distributions to Shareholders	—	(12,034,282)

Capital Share Transactions:
Class AAA	(33,425,281)	73,365,288
Advisor Class	58,730,032	(23,437,293)

Net Increase in Net Assets from Capital Share Transactions	25,304,751	49,927,995

Redemption Fees	15,892	22,381

Net Increase in Net Assets	35,281,383	45,150,955
Net Assets:
Beginning of period	492,091,881	446,940,926

End of period (including undistributed net investment income of $1,016,265 and $126,129, respectively)	$527,373,264	$492,091,881

See accompanying notes to financial statements.

The Gabelli ABC Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital (b)	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Fees Waived		Operating Expenses Net of Fees Waived††(c)		Portfolio Turnover Rate†††
Class AAA
2012(d)	$9.76	$0.01		$0.20	$0.21	—	—	—	—	$0.00	$9.97	2.2%	$218,806	0.22	%(e)	0.62	%(e)	0.62	%(e)	124%
2011	9.86	(0.01)		0.20	0.19	$(0.08)	$(0.21)	—	$(0.29)	0.00	9.76	1.9	247,060	(0.06)		0.62		0.62		276
2010	9.69	(0.01)		0.41	0.40	—	(0.23)	—	(0.23)	0.00	9.86	4.1	176,169	(0.07)		0.64		0.64		363
2009	9.28	(0.01)		0.57	0.56	—	(0.15)	$(0.00)	(0.15)	0.00	9.69	6.0	244,255	(0.06)		0.66		0.66		472
2008	9.80	0.11		(0.37)	(0.26)	(0.09)	(0.17)	—	(0.26)	0.00	9.28	(2.6)	129,687	1.11		0.64		0.64		472
2007	10.00	0.16		0.55	0.71	(0.17)	(0.74)	—	(0.91)	0.00	9.80	7.1	176,322	1.50		0.79		0.65		204
Advisor Class
2012(d)	$9.69	$0.02		$0.17	$0.19	—	—	—	—	$0.00	$9.88	2.0%	$308,567	0.44	%(e)	0.87	%(e)	0.87	%(e)	124%
2011	9.79	(0.00	)(b)	0.16	0.16	$(0.05)	$(0.21)	—	$(0.26)	0.00	9.69	1.6	245,032	(0.05)		0.87		0.87		276
2010	9.65	(0.03)		0.40	0.37	—	(0.23)	—	(0.23)	0.00	9.79	3.8	270,772	(0.31)		0.89		0.89		363
2009	9.26	(0.03)		0.57	0.54	—	(0.15)	$(0.00)	(0.15)	0.00	9.65	5.8	170,835	(0.32)		0.91		0.91		472
2008	9.79	0.09		(0.37)	(0.28)	(0.08)	(0.17)	—	(0.25)	0.00	9.26	(2.8)	49,478	0.92		0.89		0.89		472
2007(f)	10.33	0.12		0.24	0.36	(0.16)	(0.74)	—	(0.90)	0.00	9.79	3.5	6,946	1.74	(e)	0.89	(e)	0.92	(e)	204

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended December 31, 2008 and 2007 would have been 0.63% and 0.63%, respectively, for Class AAA. The expense ratios for the year ended December 31, 2008 and the period ended December 31, 2007 would have been 0.88% and 0.89%, respectively, for the Advisor Class. For the six months ended June 30, 2012 and the years ended December 31, 2011, 2010 and 2009, the effect of Custodian Fee Credits was minimal.

†††

Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007, would have been 439%.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense during the year ended December 31, 2007. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.63% for Class AAA and 0.88% for the period ended December 31, 2007 for the Advisor Class. For the six months ended June 30, 2012 and the years ended December 31, 2011, 2009, and 2008, the effect of interest expense was minimal. For the year ended December 31, 2010, there was no interest expense.

(d)	For the six months ended June 30, 2012, unaudited.
(e)	Annualized.
(f)	From the commencement of offering Advisor Class Shares on May 1, 2007 through December 31, 2007.

See accompanying notes to financial statements.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ABC Fund, a series of Gabelli Investor Funds, Inc. (the “Corporation”), was incorporated on October 30, 1992 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$ 8,869,717	—	$ 4	$ 8,869,721
Energy and Utilities	32,696,851	—	0	32,696,851
Entertainment	1,361,640	—	65,019	1,426,659
Equipment and Supplies	2,736,060	—	5,000	2,741,060
Financial Services	10,308,346	—	112,500	10,420,846
Health Care	17,584,028	—	33,000	17,617,028
Telecommunications	7,300,443	—	0	7,300,443
Wireless Communications	6,269,003	—	50	6,269,053
Other Industries(a)	142,321,815	—	—	142,321,815
Total Common Stocks	229,447,903	—	215,573	229,663,476
Preferred Stocks:
Communications Equipment	—	—	0	0
Home Furnishings	—	—	0	0
Telecommunications	249,600	—	—	249,600
Total Preferred Stocks	249,600	—	0	249,600
Rights:
Health Care	542,850	—	68,362	611,212
Warrants(a)	69,139	—	—	69,139
Convertible Corporate Bonds(a)	—	$ 3,109,625	—	3,109,625
Corporate Bonds(a)	1,500	196,000	2,250	199,750
U.S. Government Obligations	—	288,840,305	—	288,840,305
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$230,310,992	$ 292,145,930	$286,185	$522,743,107
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Common Stocks Sold Short(a)	$ (1,966,144)	—	—	$ (1,966,144)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$ (1,966,144)	$ —	$ —	$ (1,966,144)

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/12
OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$ 13,387	$—	$ 13,387
LIABILITIES (Unrealized Depreciation):*
FOREIGN CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	(369,698)	—	(369,698)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(356,311)	$—	$(356,311)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options,

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements.

The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at June 30, 2012 are reflected within the Schedule of Investments and further details as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Appreciation
$11,910,388 (1,824,000 Shares)	Market Value Appreciation on: International Power plc	Twelve months LIBOR plus 90 bps plus Market Value Depreciation on: International Power plc	4/19/13	$13,387

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2012 had an average monthly notional amount of approximately $8,124,733.

As of June 30, 2012, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts. For the six months ended June 30, 2012, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts,

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

and Foreign Currency, Net realized loss on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2012 are reflected within the Schedule of Investments.

The Fund’s volume of activity in forward foreign currency contracts during the six months ended June 30, 2012 had an average monthly notional amount of approximately $28,174,457.

As of June 30, 2012, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Liabilities, Unrealized depreciation on forward foreign exchange contracts. For the six months ended June 30, 2012, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Swap Contracts, and Foreign Currency, within Net realized gain on foreign currency transactions and Net change in unrealized appreciation/depreciation on foreign currency translations.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at June 30, 2012 are reflected within the Schedule of Investments. For the six months ended June 30, 2012, the Fund incurred $2,378 in the service fees related to its investment positions sold short held by the broker. The amount is included in the Statement of Operations - Expenses: Service fee for securities sold short.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2012, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

Distributions paid from:
Ordinary income
(inclusive of short-term capital gains)	$10,928,174
Net long-term capital gains	1,106,108

Total distributions paid	$12,034,282

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized depreciation at June 30, 2012:

	Cost/ Proceeds	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$523,967,419	$16,842,256	$(18,066,568)	$(1,224,312)
Securities sold short	(1,805,653)	—	(160,491)	(160,491)

		$16,842,256	$(18,227,059)	$(1,384,803)

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive a $2,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Advisor Class Share Plan, payment is authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $318,515,909 and $389,729,422, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2012, the Fund paid brokerage commissions on security trades of $59,651 to Gabelli & Company, Inc., an affiliate of the Fund.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As of June 30, 2012, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2012, there were no borrowings under the line of credit.

8. Capital Stock. The Fund offers Class AAA Shares and Advisor Class Shares to investors without a front-end sales charge. Class AAA Shares are available directly through the Distributor or through the Fund’s transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2012 and the year ended December 31, 2011 amounted to $15,892 and $22,381, respectively.

Transactions in shares of capital stock were as follows:

	For the Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	3,392,503	$33,760,679	15,198,919	$151,363,610
Shares issued upon reinvestment of distributions	—	—	574,648	5,591,340
Shares redeemed	(6,747,874)	(67,185,960)	(8,331,121)	(83,589,662)

Net increase/(decrease)	(3,355,371)	$(33,425,281)	7,442,446	$73,365,288

Advisor Class
Shares sold	11,749,910	$116,189,164	20,808,154	$207,003,533
Shares issued upon reinvestment of distributions	—	—	453,459	4,380,417
Shares redeemed	(5,811,362)	(57,459,132)	(23,652,112)	(234,821,243)

Net increase/(decrease)	5,938,548	$58,730,032	(2,390,499)	$(23,437,293)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who

The Gabelli ABC Fund

Notes to Financial Statements (Unaudited) (Continued)

also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2012 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 28, 2012, the Board of Directors (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of specialty diversified equity funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was below average for the one year and five year periods and above average for the three year period. They also noted that the peer group for the Fund encompasses a broad range of funds, which makes direct performance comparisons more difficult.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members agreed that the low relative cost structure of the Fund and the low historical profitability of the Fund to the Adviser argued strongly against any concern regarding economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of diversified specialty funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were at the low end of its peer group. The Independent Board Members also noted that the management fee structure was much lower than that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the advisory fees for other types of accounts managed by affiliates of the Adviser. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the

The Gabelli ABC Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Fund were lower than normal and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

The Gabelli ABC Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA	Mary E. Hauck
Chairman and Chief	Former Senior Portfolio
Executive Officer,	Manager,
GAMCO Investors, Inc.	Gabelli-O’Connor Fixed
Income Mutual Fund
Management Co.

Anthony J. Colavita	Kuni Nakamura
President,	President,
Anthony J. Colavita, P.C.	Advanced Polymer, Inc.

Vincent D. Enright	Werner J. Roeder, MD
Former Senior Vice	Medical Director,
President	Lawrence Hospital
and Chief Financial Officer,
KeySpan Corp.

Officers

Bruce N. Alpert	Agnes Mullady
President, Secretary, and	Treasurer
Acting Chief
Compliance Officer

Distributor

G.distributors, LLC

Custodian, Transfer Agent, and

Dividend Disbursing Agent

State Street Bank and Trust Company

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q212SR

Morningstar® rated The Gabelli ABC Fund Class AAA Shares 4 stars overall, 5 stars for the five year period, 4 stars for the ten year period, and 1 star for the three year period ended June 30, 2012 among 678, 598, 430, and 678 Mid-Cap Growth funds, respectively. MorningstarTM is based on risk-adjusted returns.

SEMIANNUAL REPORT

JUNE 30, 2012

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date	9/7/12

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/7/12

* Print the name and title of each signing officer under his or her signature.